LEASES - (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Incremental borrowing rate for operating lease	10.00%		10.00%
Operating lease right of use asset, net	$ 725	$ 956		$ 124
Finance lease right of use asset, net	469	743		608
Total right of use asset	1,194	1,699		732
Accumulated amortization of finance lease assets	$ 2,300	$ 2,000		$ 1,300
Minimum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	5.20%	6.50%
Maximum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	13.40%	13.40%